CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Variable Interest Entity, Consolidated, Liabilities, Current, No Recourse	¥ 882,038	$ 135,178	¥ 1,013,260
Variable Interest Entity, Consolidated, Liabilities, Noncurrent, No Recourse	¥ 499,092	$ 76,489	¥ 512,827
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	112,951,232	112,951,232	112,755,320
Common Stock, Shares, Outstanding	112,951,232	112,951,232	112,755,320